Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of reconciliation of changes in biological assets [line items]
Balance opening balance	$ 19,858	$ 2,780
Add (less) net production costs	36,938	14,950
Net change in fair value less costs to sell due to biological transformation	(8,060)	10,736
Transferred to inventory upon harvest	(28,084)	(8,608)
Balance ending balance	20,652	19,858
OTHER BIOLOGICAL ASSETS [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Balance opening balance	599	6
Add (less) net production costs	(596)	593
Net change in fair value less costs to sell due to biological transformation	0	0
Transferred to inventory upon harvest	0	0
Balance ending balance	3	599
CANNABIS ON PLANTS [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Balance opening balance	19,259	2,774
Add (less) net production costs	37,534	14,357
Net change in fair value less costs to sell due to biological transformation	(8,060)	10,736
Transferred to inventory upon harvest	(28,084)	(8,608)
Balance ending balance	$ 20,649	$ 19,259